JPMorgan Mid Cap Value Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	14.28%	8.82%	8.07%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	6.34%	6.11%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.64%	6.67%	6.15%